Commitments and Contingencies (Other Contingencies) (Narrative) (Details)	12 Months Ended							1 Months Ended	0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Positive Outcome of Litigation [Member] CNY	Dec. 31, 2014 Former Shareholder of Chengdu Simo Sue Shulong [Member] CNY	Dec. 31, 2014 Shulong Sue Former Shareholder of Chengdu Simo [Member] CNY	Oct. 31, 2014 Kilometre Sue Company [Member] USD ($)	Feb. 10, 2015 Kilometre Sue Company [Member] Subsequent Event [Member] USD ($)
Gain Contingencies [Line Items]
Lawsuit filing date						November 8, 2010	September 13, 2011
Remaining acquisition related obligation						48,800,000
Damages sought						RMB48.8 million plus accrued interest
Damages sought, value						48,800,000		25,600,000	44,900,000
Damages awarded						Previously recorded acquisition consideration of RMB48.8 million plus accrued interest of approximately RMB10.1 million
Damages awarded, value							70,000,000
Net cash settlement received by the Group					11,100,000
Settlement of gain contingency with former shareholder	$ 0	0	59,928,000	0